Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class A
Trading Symbol	CBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	19.93	10.36	8.34
Class A (including sales charges)	13.04	9.06	7.70
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 9,661,958,562
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 49,197,184
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Advisor Class
Trading Symbol	CBDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	20.23	10.64	8.60
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 9,661,958,562
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 49,197,184
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a
p
ercentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class C
Trading Symbol	CBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 182	1.67%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	19.03	9.54	7.53
Class C (including sales charges)	18.03	9.54	7.53
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 9,661,958,562
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 49,197,184
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentag
e o
f Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional Class
Trading Symbol	CBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.25	10.64	8.61
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 9,661,958,562
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 49,197,184
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fu
nd
Statistics
Fund net a ss ets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TB A ) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of F
und net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdi
n
gs
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdi
n
gs
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 2 Class
Trading Symbol	CLREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.27	10.68	8.67
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 9,661,958,562
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 49,197,184
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund Statist
ic
s
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announc ed (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top H
o
ldi
n
gs
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top H
o
ldi
n
gs
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 3 Class
Trading Symbol	CBDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.35	10.74	8.72
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 9,661,958,562
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 49,197,184
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 9,661,958,562
Total number of portfolio holdings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period exc lu ding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriv at
ives are
ex
cluded from the tables unless otherwise noted. The Fund's portfolio composition is subje ct
to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class R
Trading Symbol	CBLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the information technology, materials and health care sectors boosted the Fund’s equity results most during the annual period. Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities contributing most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Nvidia, a leading provider of artificial intelligence hardware and software; Uber, one of the largest ridesharing companies across the globe; and GE Aerospace, an aircraft engine supplier, were among the top contributors to the Fund’s equity performance. Security selection was the second largest contributor of fixed-income performance with investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s equity results during the annual period. A smaller weighting to the information technology sector and larger weightings to the industrials and energy sectors detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, an energy company specializing in oil and gas; and United Parcel Service (UPS), a global shipping and logistics company, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	19.63	10.09	8.07
Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index	18.93	9.58	8.57
S&P 500 Index	27.14	15.92	12.98
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 9,661,958,562
Holdings Count | Holding	943
Advisory Fees Paid, Amount	$ 49,197,184
Investment Company, Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]
Key Fund S
t
atistics
Fund net assets	$ 9,661,958,562
Total number of portfoli o h oldings	943
Management services fees (represents 0.57% of Fund average net assets)	$ 49,197,184
Portfolio turnover for the reporting period	200%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented
a
s a percentage
of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	4.1%
Apple, Inc.	4.1%
NVIDIA Corp.	4.0%
Amazon.com, Inc.	2.6%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.000%	2.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Meta Platforms, Inc., Class A	1.7%
Uniform Mortgage-Backed Security TBA 09/16/2054 5.000%	1.3%
Uniform Mortgage-Backed Security TBA 09/16/2054 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds